Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
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Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract	The respective maximum amount of accounts receivables that could be sold under the agreement and the amount of sold, but not yet due, accounts receivables by contract are as follows:

(In millions of USD and KRW)
Classification	Financial institutions	Credit limit			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Shinhan Bank	KRW USD	90,000 10	90,000 11,855	USD	— 7	— 8,334
	Sumitomo Mitsui Banking Corporation	USD	20	23,710		—	—
	MUFG Bank	USD	180	213,390	USD	20	23,757
	BNP Paribas	USD	65	77,058	USD	9	10,839
	ING Bank	USD	90	106,695		—	—

		USD	365		USD	36
		KRW	90,000	522,708		—	42,930

Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	330	391,215	USD	110	130,400

	United Overseas Bank Limited	USD	100	118,550	USD	70	82,983

	JPMorgan Chase Bank, N.A., Singapore Branch	USD	50	59,275		—	—

LG Display Taiwan Co., Ltd.	BNP Paribas	USD	15	17,783		—	—
	Australia and New Zealand Banking Group Ltd.	USD	70	82,985	USD	22	26,081
	KGI Bank Co., Ltd.	USD	30	35,565		—	—

LG Display Germany GmbH	BNP Paribas	USD	135	160,043	USD	50	59,289
	Commerzbank AG	USD	12	14,262	USD	5	6,141
	DZ Bank AG	USD	12	14,007	USD	9	10,103
	UniCredit Bank	USD	19	22,196	USD	8	10,012

LG Display America, Inc.	Hong Kong & Shanghai Banking Corp.	USD	400	474,200	USD	400	474,200
	Standard Chartered Bank	USD	600	711,300	USD	285	337,868
	Sumitomo Mitsui Banking Corporation	USD	150	177,825	USD	5	5,928

LG Display Japan Co., Ltd.	Chelsea Capital Corporation Tokyo Branch	USD	120	142,260		—	—

LG Display Guangzhou Trading Co., Ltd.	KEB Hana Bank (China) Company Limited	USD	30	35,565		—	—

		USD	2,073	2,457,031	USD	964	1,143,005

		USD	2,438		USD	1,000
		KRW	90,000	2,979,739		—	1,185,935

Letters of Credit from Financial Institutions and Respective Credit Limits
As of December 31, 2021, the
Group
entered into agreements with financial institutions in relation to the opening of letters of credit and the respective credit limits under the agreements are as follows:

(In millions of won and USD )
	Contractual amount		KRW equivalent
KEB Hana Bank	USD	250	~~W~~	296,375
Sumitomo Mitsui Banking Corporation	USD	50		59,275
Industrial Bank of Korea	USD	100		118,550
Industrial and Commercial Bank of China	USD	200		237,100
Shinhan Bank	USD	400		474,200
KB Kookmin Bank	USD	100		118,550
MUFG Bank	USD	100		118,550
The Export–Import Bank of Korea	USD	200		237,100
Standard Chartered Bank	USD	400		474,200

	USD	1,800	~~W~~	2,133,900